Taxation - Schedule of composition of income tax expense benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Taxation [Abstract]
Current income tax expenses	¥ 15,611		¥ 2,929	¥ 2,432
Deferred tax benefit	(8,963)	$ (1,406)
Income tax expenses	¥ 6,648	$ 1,043	¥ 2,929	¥ 2,432